Label	Element	Value
Pacer Trendpilot Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot Fund of Funds ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Trendpilot Fund of Funds ETF (TRND) (the “Fund”) January 12, 2023 Supplement to the Summary Prospectus and Prospectus, each dated August 31, 2022
Strategy [Heading]	rr_StrategyHeading	Effective as of January 31, 2023, the subsection entitled “Principal Investment Strategies of the Fund—The Index” with respect to the Fund will be replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index
The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”).
Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx® USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Underlying Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot International Index	S&P Developed Ex-U.S. LargeCap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot US Bond Index	iBoxx USD Liquid High Yield Index
The Trendpilot Indexes
Each Trendpilot Equity Index uses a systematic trend following strategy that directs the Trendpilot Equity Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or 100% to 3-Month US Treasury bills and may stay in any of its three possible positions for an extended period of time. The Trendpilot Bond Index uses a systematic trend following strategy that directs the Trendpilot Bond Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to the iBoxx USD Treasuries 7-10 Year Index, or 100% to the iBoxx USD Treasuries 7-10 Year Index and may stay in any of its three possible positions for an extended period of time. As described below, each Trendpilot Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered.
Underlying Component Indicator. When the applicable Underlying Component for the Trendpilot Equity Indexes closes above its 200-day moving average for five consecutive business days (the “Underlying Component Indicator” for such indexes), the exposure of the applicable Trendpilot Index will be 100% to the Underlying Component, effective on the second business following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the applicable Trendpilot Equity Index will next change to either be 50% to the Underlying Component and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s).
With respect to the Trendpilot Bond Index, when the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “Underlying Component Indicator” for such index), the exposure of the Trendpilot Bond Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the Trendpilot Bond Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
50/50 Indicator. With respect to each Trendpilot Equity Index, when the applicable Underlying Component closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator” for such index), the exposure of the Trendpilot Equity Index will be 50% to the Underlying Component and 50% to 3-Month US Treasury bills, effective on the second business day following the date of the 50/50 Indicator (“50/50 Exposure”). Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot Equity Index may be greater than or less than 50% with respect to the Underlying Component and 3-Month US Treasury bills depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot Equity Index will next change to either be 100% to the Underlying Component if the Underlying Component Indicator is triggered or 100% to 3-Month US Treasury bills if the Treasury Indicator (described below) is triggered, effective on the second business day following the date of the indicator.
With respect to each Trendpilot Bond Index, when the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Trendpilot Bond Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot Bond Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot Bond Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the Underlying Component Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the Treasury Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator.
Treasury Indicator. With respect to each Trendpilot Equity Index, when the applicable Underlying Component’s 200-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot Equity Index will be 100% to 3-Month US Treasury bills, effective on the second business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the applicable Underlying Component’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot Equity Index will not move directly from 100% exposure to the Underlying Component to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
With respect to the Trendpilot Bond Index, when the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot Bond Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot Bond Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
Once the Treasury Indicator has been triggered, the exposure of the Trendpilot Index will next change to be 100% to the Underlying Component if the Underlying Component Indicator is triggered, effective on the second business day following the date of the indicator. Once the Treasury Indicator has been triggered, the Trendpilot Index will not return to its 50/50 position unless the Underlying Component Indicator is first triggered, followed by the 50/50 Indicator being triggered.
Each Trendpilot Index aims to mitigate, to some extent, the volatility of the Underlying Component by tracking 3-Month US Treasury bills or the iBoxx USD Treasuries 7-10 Year Index (instead of the Underlying Component), as applicable, when the applicable Underlying Component is in a negative trend. Because the Underlying Component Indicator, 50/50 Indicator, and Treasury Indicator (collectively, the “Exposure Indicators”) for each Trendpilot Index operate independent of the Exposure Indicators for each other Trendpilot Index, the Fund of Funds Index may reflect Underlying Component exposure for each Trendpilot ETF, a mix of Underlying Component exposures and 3-Month US Treasury bills, or entirely 3-Month US Treasury bills for short or long periods of time. When the 50/50 Indicator or Treasury Indicator has been triggered for a particular Trendpilot ETF, the Fund of Funds Index will have reduced or no exposure, respectively, to the applicable Trendpilot ETF’s Underlying Component.
Special Indicator. For each Trendpilot Equity Index, in the event the Underlying Component closes 20% above or 20% below its 200-day simple moving average, the Trendpilot Equity Index will change exposures effective at the end of the following business day to its 50/50 Exposure. This new exposure (the “Special Exposure”) will continue until the applicable Underlying Component Indicator, 50/50 Indicator, or Treasury Indicator is triggered.

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot Fund of Funds ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRND